Summary of Selected Royalties Own by the Company (Details)	12 Months Ended
Sep. 30, 2021
Isabella Pearl Mine [Member]
IfrsStatementLineItems [Line Items]
Property description	Isabella Pearl Mine
Jurisdiction	Nevada, USA
Property Stage	Producing
Royalty Percentage Own Description	0.375% Gross Revenue Royalty
Jerritt Canyon Mine [member]
IfrsStatementLineItems [Line Items]
Property description	Jerritt Canyon Mine
Jurisdiction	Nevada, USA
Property Stage	Producing
Royalty Percentage Own Description	0.5% NSR and Per Ton Royalty (sliding scale based on metal price)
Beaufor Project [member]
IfrsStatementLineItems [Line Items]
Property description	Beaufor Project
Jurisdiction	Québec, Canada
Property Stage	Development
Royalty Percentage Own Description	1.0% NSR
Croinor Gold Project [member]
IfrsStatementLineItems [Line Items]
Property description	Croinor Gold Project
Jurisdiction	Québec, Canada
Property Stage	Advanced - Exploration
Royalty Percentage Own Description	2.5% NSR
Fenelon Gold Property [Member]
IfrsStatementLineItems [Line Items]
Property description	Fenelon Gold Property
Jurisdiction	Québec, Canada
Property Stage	Development
Royalty Percentage Own Description	2.0% NSR
Gold Rock Project [member]
IfrsStatementLineItems [Line Items]
Property description	Gold Rock Project
Jurisdiction	Nevada, USA
Property Stage	Development
Royalty Percentage Own Description	0.5% NSR
Hog Ranch Project [member]
IfrsStatementLineItems [Line Items]
Property description	Hog Ranch Project
Jurisdiction	Nevada, USA
Property Stage	Development
Royalty Percentage Own Description	2.25% NSR
Lincoln Hill Project [member]
IfrsStatementLineItems [Line Items]
Property description	Lincoln Hill Project
Jurisdiction	Nevada, USA
Property Stage	Development
Royalty Percentage Own Description	2.0% NSR
Railroad-Pinion Project [member]
IfrsStatementLineItems [Line Items]
Property description	Railroad-Pinion Project
Jurisdiction	Nevada, USA
Property Stage	Development
Royalty Percentage Own Description	0.44% NSR
Rawhide Mine [member]
IfrsStatementLineItems [Line Items]
Property description	Rawhide Mine
Jurisdiction	Nevada, USA
Property Stage	Producing
Royalty Percentage Own Description	15% Net Profit Interest (“NPI”)
REN Project [member]
IfrsStatementLineItems [Line Items]
Property description	REN Project
Jurisdiction	Nevada, USA
Property Stage	Development
Royalty Percentage Own Description	1.5% NSR, 3.5% NPI
Sao Jorge Project [member]
IfrsStatementLineItems [Line Items]
Property description	Sao Jorge Project
Jurisdiction	Para State, Brazil
Property Stage	Development
Royalty Percentage Own Description	1.0% NSR